Loss per ordinary equity share (basic and diluted)	12 Months Ended
Dec. 31, 2020
Basic And Diluted Earnings Per Share [Abstract]
Loss per ordinary equity share (basic and diluted)
11.	Loss per ordinary equity share (basic and diluted)

The calculation of the loss per share is based on the loss for the financial year after taxation of £32,547k (2019: loss of £19,582k; 2018: loss of £18,411k) and on the weighted average of 81,772,124 (2019: 75,126,869 ; 2018: 70,312,880) ordinary shares in issue during the year.

The options outstanding at December 31, 2020, December 31, 2019 and December 31, 2018 are considered to be anti-dilutive as the Group is loss-making.